Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions
The following table summarizes the purchase price allocation based on estimated fair values of the assets acquired and liabilities assumed related to the Silversea Cruises acquisition as of July 31, 2018. Our purchase price allocation was final during 2019.

(in thousands)	Estimated Fair Value as of Acquisition Date (as Previously Reported)	Measurement Period Adjustments (1)	Estimated Fair Value as of Acquisition Date (as Adjusted)
Assets
Cash and cash equivalents	$103,865	$—	$103,865
Trade and other receivables, net	7,163	—	7,163
Inventories	18,331	—	18,331
Prepaid expenses and other assets(2)	120,496	—	120,496
Derivative financial instruments	2,886	—	2,886
Property and equipment, net(3)	1,114,270	—	1,114,270
Goodwill	1,090,010	(5,224)	1,084,786
Other assets(4)	498,457	—	498,457
Total assets acquired	2,955,478	(5,224)	2,950,254
Liabilities
Current portion of long-term debt(5)	26,851	—	26,851
Accounts payable	36,960	—	36,960
Accrued interest	1,773	—	1,773
Accrued expenses and other liabilities	82,531	(5,224)	77,307
Customer deposits	453,798	—	453,798
Long-term debt(5)	727,935	—	727,935
Other long-term liabilities	23,860	—	23,860
Total liabilities assumed	1,353,708	(5,224)	1,348,484
Redeemable noncontrolling interest(6)	537,770	—	537,770
Total purchase price	$1,064,000	$—	$1,064,000

(1) As a result of additional information obtained about facts and circumstances that existed as of the acquisition date, we recorded measurement period adjustments during 2019, which resulted in a net decrease to Goodwill of $5.2 million.
(2) Amount includes $32.0 million of cash held as collateral with credit card processors as of July 31, 2018.
(3) Property and equipment, net includes two ships under capital lease agreements amounting to $156.0 million as of July 31, 2018. The respective capital lease liabilities are reported within Long-term debt. Refer to Note 9. Debt for further information on the capital lease financing arrangements.
(4) Amount includes $494.6 million of intangible assets. Refer to Note 6. Intangible Assets for further information on the intangible assets acquired.
(5)  Refer to Note 9. Debt for further information on long-term debt assumed.
(6) Refer to Note 11. Redeemable Noncontrolling Interest for further information on the redeemable noncontrolling interest recorded.